Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Loss for the year	$ (14,657)	$ (15,942)	$ (1,913)
Adjustments to reconcile loss to net cash used in operating activities:	3,184	11,151	(397)
Net cash used in operating activities	(11,473)	(4,791)	(2,310)
Cash Flows from Investing Activities
Sales of marketable securities			128
Changes in short term deposits	(337)	(11,779)	(390)
Investment in affiliated company	(5,065)		(1,422)
Purchase of fixed assets	(733)	(271)	(73)
Net cash used in investing activities	(6,135)	(12,050)	(1,757)
Cash flows from Financing Activities:
Issuance of ordinary shares and warrants, net of issuance expenses	11,208	10,745	6,256
Proceeds from exercise of Warrants	125	12,009
Proceeds from exercise of Options	34	641
Acquisition of a subsidiary in connection with reverse recapitalization (See below)			1,245
Net cash provided by financing activities	11,367	23,395	7,501
Effect of exchange rate changes on cash and cash equivalents	(237)	(282)	(70)
Increase (Decrease) in cash and cash equivalents	(6,478)	6,272	3,364
Cash and cash equivalents at the beginning of the period	9,636	3,364
Cash and cash equivalents at the end of the period	3,158	9,636	3,364
Adjustments to reconcile loss to net cash used in operating activities:
Share-based payment	2,040	2,455	405
Depreciation	235	49	11
Revaluation of derivative warrant liabilities	(2,071)	12,180	(1,847)
Equity in loss (gain) of an affiliated company	2,905	(156)	108
Revaluation of other investments	(316)	(3,967)
Revaluation of securities classified as trading	(1)	(4)	(104)
Realized loss of securities classified as available-for-sale, net			31
Issuance expenses presented in financing activities			166
Exchange rate changes on cash and cash equivalents	237	282	70
Changes in assets and liabilities:
Decrease (Increase) in other current assets	11	(378)	427
Increase in trade payables	14	226	104
Decrease in other payables	130	464	232
Adjustments to reconcile loss to net cash used in operating activities	3,184	11,151	(397)
Assets (liabilities) acquired:
Current assets and liabilities excluding cash and cash equivalents			(5)
Marketable equity securities			(49)
Fixed assets			(5)
Other current assets			(429)
Reverse recapitalization effect on equity			1,733
Cash acquired in connection reverse recapitalization			1,245
Non Cash Activities:
Exercise of Warrant investment (see note 4C2)	$ 4,004